Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
FVOCI Securities	[1]	$ 100,257	$ 93,702
Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		100,199	93,728
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		857	660
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(799)	(686)
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		100,257	93,702
Canadian federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		37,302	33,892
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		541	303
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(11)	(18)
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		37,832	34,177
Canadian Provincial And Municipal Governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,964	5,939
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		122	82
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(25)	(25)
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		6,061	5,996
U.S. federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		17,163	17,033
U.S. federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		43	100
U.S. federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(233)	(168)
U.S. federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		16,973	16,965
U.S. states, municipalities and agencies [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,019	5,125
U.S. states, municipalities and agencies [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		12	24
U.S. states, municipalities and agencies [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(85)	(81)
U.S. states, municipalities and agencies [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,946	5,068
Other governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		6,232	5,643
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		22	20
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(8)	(7)
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		6,246	5,656
NHA MBS, U.S. agency MBS and CMO [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		24,100	21,570
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		59	58
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(416)	(335)
NHA MBS, U.S. agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		23,743	21,293
Corporate debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,283	4,391
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		31	31
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(21)	(52)
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,293	4,370
Corporate equity [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		136	135
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		27	42
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 163	$ 177

[1]	Amounts are net of ACL of $4 million ($4 million as at October 31, 2024).